UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	258,668	$3,378,207
Dryden Government Income Fund, Inc. (Class Z)	2,120,268	18,955,194
Dryden High Yield Fund, Inc. (Class Z)	771,601	3,526,217
Dryden International Equity Fund (Class Z)	708,329	3,584,147
Dryden Large-Cap Core Equity Fund (Class Z)	378,571	3,320,063
Dryden Mid Cap Value Fund (Class Z)	162,108	1,462,211
Dryden Short-Term Corporate Bond Fund (Class Z)	1,711,046	18,924,168
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	107,524	1,303,195
Jennison 20/20 Focus Fund (Class Z)(a)	328,375	3,881,389
Jennison Growth Fund (Class Z)	213,710	2,880,814
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	75,928	1,454,028
Jennison Natural Resources Fund, Inc. (Class Z)	36,724	1,301,855
Jennison Value Fund (Class Z)	611,568	6,543,781

TOTAL LONG-TERM INVESTMENTS (cost $68,149,205)		70,515,269

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $864,076)	864,076	864,076

TOTAL INVESTMENTS(b) 99.9% (cost $69,013,281)(c)		71,379,345

Other assets in excess of liabilities 0.1%		97,087

NET ASSETS 100.0%		$71,476,432

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$76,114,614	$742,476	$(5,477,745)	$(4,735,269)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$70,515,269	$—	$—
Affiliated Money Market Mutual Fund	864,076	—	—

	71,379,345	—	—
Other Financial Instruments*	—	—	—

Total	$71,379,345	$—	$—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	356,581	$4,656,946
Dryden Government Income Fund, Inc. (Class Z)	1,720,471	15,381,013
Dryden High Yield Fund, Inc. (Class Z)	738,343	3,374,228
Dryden International Equity Fund (Class Z)	2,001,496	10,127,570
Dryden Large-Cap Core Equity Fund (Class Z)	812,238	7,123,327
Dryden Mid-Cap Value Fund (Class Z)	226,357	2,041,738
Dryden Short-Term Corporate Bond Fund (Class Z)	1,341,752	14,839,782
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	297,940	3,611,031
Jennison 20/20 Focus Fund (Class Z)(a)	735,270	8,690,887
Jennison Equity Opportunity Fund (Class Z)	408,763	4,091,719
Jennison Growth Fund (Class Z)	527,120	7,105,578
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	212,814	4,075,386
Jennison Natural Resources Fund, Inc. (Class Z)	78,262	2,774,372
Jennison Value Fund (Class Z)	1,152,076	12,327,216

TOTAL LONG-TERM INVESTMENTS (cost $105,945,567)		100,220,793

SHORT-TERM INVESTMENT 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $926,213)	926,213	926,213

TOTAL INVESTMENTS(b) 100.1% (cost $106,871,780)(c)		101,147,006

Liabilities in excess of other assets (0.1%)		(84,252)

NET ASSETS 100.0%		$101,062,754

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as a manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$116,563,314	$1,338,678	$(16,754,986)	$(15,416,308)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$100,220,793	$—	$—
Affiliated Money Market Mutual Fund	926,213	—	—

	101,147,006	—	—
Other Financial Instruments*	—	—	—

Total	$101,147,006	$—	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	187,982	$2,455,051
Dryden International Equity Fund (Class Z)	1,830,977	9,264,744
Dryden Large-Cap Core Equity Fund (Class Z)	558,251	4,895,862
Dryden Mid-Cap Value Fund (Class Z)	181,141	1,633,893
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	334,216	4,050,701
Dryden Total Return Bond Fund, Inc. (Class Z)	383,458	4,678,194
Jennison 20/20 Focus Fund (Class Z)(a)	487,424	5,761,348
Jennison Equity Opportunity Fund (Class Z)	217,972	2,181,901
Jennison Growth Fund (Class Z)	405,284	5,463,228
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	170,425	3,263,646
Jennison Natural Resources Fund, Inc. (Class Z)	58,893	2,087,758
Jennison Value Fund (Class Z)	768,009	8,217,701

TOTAL LONG-TERM INVESTMENTS (cost $64,464,847)		53,954,027

SHORT-TERM INVESTMENT 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $372,166)	372,166	372,166

TOTAL INVESTMENTS(b) 99.8% (cost $64,837,013)(c)		54,326,193

Other assets in excess of liabilities 0.2%		91,748

NET ASSETS 100.0%		$54,417,941

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as a manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$68,830,952	$292,001	$(14,796,760)	$(14,504,759)

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$53,954,027	$—	$—
Affiliated Money Market Mutual Fund	372,166	—	—

	54,326,193	—	—
Other Financial Instruments*	—	—	—

Total	$54,326,193	$—	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Aerospace & Defense 1.5%
317,200	Lockheed Martin Corp.	$25,582,180

Beverages 2.2%
703,800	PepsiCo, Inc.	38,680,848

Biotechnology 6.6%
728,000	Celgene Corp.(a)	34,827,520
1,484,200	Gilead Sciences, Inc.(a)	69,519,928
280,400	Vertex Pharmaceuticals, Inc.(a)(b)	9,993,456

		114,340,904

Capital Markets 4.6%
1,565,100	Charles Schwab Corp. (The)	27,451,854
351,700	Goldman Sachs Group, Inc. (The)	51,854,648

		79,306,502

Chemicals 1.7%
391,700	Monsanto Co.	29,118,978

Communications Equipment 9.7%
1,848,900	Cisco Systems, Inc.(a)(b)	34,463,496
1,950,300	QUALCOMM, Inc.	88,153,560
640,800	Research In Motion Ltd.(a)	45,528,840

		168,145,896

Computers & Peripherals 7.1%
418,547	Apple, Inc.(a)	59,613,649
807,500	Hewlett-Packard Co.	31,209,875
321,000	International Business Machines Corp.	33,518,820

		124,342,344

Diversified Financial Services 1.1%
1,505,400	Bank of America Corp.	19,871,280

Electrical Equipment 1.7%
178,600	First Solar, Inc.(a)(b)	28,954,632

Energy Equipment & Services 2.0%
307,400	Schlumberger Ltd.	16,633,414
916,800	Weatherford International Ltd.(a)	17,932,608

		34,566,022

Food & Staples Retailing 4.7%
489,200	Costco Wholesale Corp.(b)	22,356,440
1,080,500	CVS/Caremark Corp.	34,435,535
535,300	Wal-Mart Stores, Inc.	25,929,932

		82,721,907

Food Products 0.9%
1,915,300	Cadbury PLC (United Kingdom)	16,371,380

Healthcare Equipment & Supplies 5.0%
356,800	Alcon, Inc.	41,431,616
848,700	Baxter International, Inc.	44,947,152

		86,378,768

Healthcare Providers & Services 2.4%
923,500	Medco Health Solutions, Inc.(a)(b)	42,120,835

Hotels, Restaurants & Leisure 0.5%
596,900	Starbucks Corp.(a)(b)	8,290,941

Household Products 1.6%
386,600	Colgate-Palmolive Co.(b)	27,348,084

Industrial Conglomerates 0.2%
165,400	Johnson Controls, Inc.	3,592,488

Internet & Catalog Retail 3.5%
723,200	Amazon.com, Inc.(a)(b)	60,502,912

Internet Software & Services 6.2%
69,000	Baidu.com (China), ADR(a)	20,775,210
206,800	Google, Inc. (Class A Stock)(a)	87,184,812

		107,960,022

IT Services 5.3%
846,300	Cia Brasileira De Meios De Pagamento Sa (Visanet) (Brazil), 144A(a)	7,277,446
210,400	Mastercard, Inc. (Class A Stock)(b)	35,202,024
786,100	Visa, Inc. (Class A Stock)(b)	48,942,586

		91,422,056

Media 1.4%
1,058,900	Walt Disney Co. (The)	24,704,137

Multiline Retail 1.4%
577,500	Kohl’s Corp.(a)(b)	24,688,125

Oil, Gas & Consumable Fuels 7.4%
647,800	Occidental Petroleum Corp.	42,631,718
619,900	Petroleo Brasileiro SA (Brazil), ADR	25,403,502
779,300	Southwestern Energy Co.(a)(b)	30,275,805
421,200	Suncor Energy, Inc.(b)	12,779,208
476,300	XTO Energy, Inc.	18,166,082

		129,256,315

Pharmaceuticals 7.6%
514,100	Abbott Laboratories	24,183,264
927,800	Mylan, Inc.(a)(b)	12,107,790
807,300	Roche Holding AG (Switzerland), ADR(b)	27,537,003
355,500	Shire PLC (United Kingdom), ADR(b)	14,746,140
1,096,100	Teva Pharmaceutical Industries Ltd. (Israel), ADR(b)	54,081,574

		132,655,771

Semiconductors & Semiconductor Equipment 4.1%
529,500	Analog Devices, Inc.	13,121,010
1,744,000	Applied Materials, Inc.(b)	19,131,680
2,355,880	Intel Corp.	38,989,814

		71,242,504

Software 6.8%
1,233,400	Adobe Systems, Inc.(a)	34,905,220
1,240,200	Microsoft Corp.	29,479,554
1,356,600	Oracle Corp.	29,058,372
205,255	Salesforce.com, Inc.(a)	7,834,583
429,200	SAP AG (Germany), ADR(b)	17,249,548

		118,527,277

Specialty Retail 0.6%
343,000	Staples, Inc.	6,918,310
161,818	Tiffany & Co.(b)	4,103,704

		11,022,014

Textiles, Apparel & Luxury Goods 1.9%
231,080	Coach, Inc.	6,211,430
527,340	Nike, Inc. (Class B Stock)	27,305,666

		33,517,096

	TOTAL LONG-TERM INVESTMENTS (cost $1,402,621,285)	1,735,232,218

SHORT-TERM INVESTMENT 22.1%
AFFILIATED MONEY MARKET MUTUAL FUND

385,577,460	Dryden Core Investment Fund - Taxable Money Market Series (cost $385,577,460; includes $379,193,237 of cash collateral received from securities on loan) (c)(d)	385,577,460

	TOTAL INVESTMENTS (e) 121.8% (cost $1,788,198,745)(f)	2,120,809,678

	Liabilities in excess of other assets (21.8%)	(379,909,054)

	NET ASSETS 100.0%	$1,740,900,624

The following abbreviations are used in portfolio descriptions:

ADR –	American Depositary Receipt.
144A –	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $366,635,595; cash collateral of $379,193,237 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of June 30, 2009, one security representing $16,371,380 and 0.94% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2009 were as follows:

Tax Basis			Net Unrealized
of Investments	Appreciation	Depreciation	Appreciation
$1,823,608,860	$334,271,983	$(37,071,165)	$297,200,818

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,718,860,838	$16,371,380	$—
Affiliated Money Market Mutual Fund	385,577,460	—	—

	2,104,438,298	16,371,380	—
Other Financial Instruments*	—	—	—

Total	$2,104,438,298	$16,371,380	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 89.9%
COMMON STOCKS

Airlines 1.0%
664,600	JetBlue Airways Corp.(a)(b)	$2,837,842

Auto Components 1.4%
336,200	Gentex Corp.	3,899,920

Biotechnology 1.5%
77,800	Amgen, Inc.(a)	4,118,732

Capital Markets 4.6%
216,400	Charles Schwab Corp. (The)	3,795,656
34,700	Goldman Sachs Group, Inc. (The)	5,116,168
134,900	Lazard Ltd. (Class A Stock)(b)	3,631,508

		12,543,332

Chemicals 3.1%
180,700	Celanese Corp. (Series A Stock)	4,291,625
157,000	Nalco Holding Co.	2,643,880
264,100	Solutia, Inc.(a)	1,521,216

		8,456,721

Commercial Banks 0.9%
490,300	Keycorp	2,569,172

Commercial Services & Supplies 2.5%
206,264	Republic Services, Inc.	5,034,904
64,500	Waste Management, Inc.	1,816,320

		6,851,224

Communications Equipment 4.2%
332,500	Cisco Systems, Inc.(a)	6,197,800
361,000	Nokia OYJ, ADR (Finland)(b)	5,263,380

		11,461,180

Diversified Consumer Services 3.4%
135,800	Career Education Corp.(a)	3,380,062
193,700	H&R Block, Inc.	3,337,451
96,400	Weight Watchers International, Inc.	2,484,228

		9,201,741

Diversified Financial Services 1.2%
237,600	Bank of America Corp.	3,136,320

Energy Equipment & Services 2.7%
61,000	Schlumberger Ltd.	3,300,710
202,823	Weatherford International Ltd.(a)	3,967,218

		7,267,928

Food & Staples Retailing 1.8%
101,600	Wal-Mart Stores, Inc.	4,921,504

Food Products 5.4%
588,876	Cadbury PLC (United Kingdom)	5,033,526
367,300	ConAgra Foods, Inc.	7,000,738
220,500	Tyson Foods, Inc. (Class A Stock)(b)	2,780,505

		14,814,769

Health Care Equipment & Supplies 1.9%
43,700	Alcon, Inc.	5,074,444

Health Care Providers & Services 1.5%
87,500	Medco Health Solutions, Inc.(a)	3,990,875

Hotels, Restaurants & Leisure 3.4%
151,000	Bally Technologies, Inc.(a)(b)	4,517,920
514,386	Pinnacle Entertainment, Inc.(a)	4,778,646

		9,296,566

Household Durables 1.4%
220,400	Ryland Group, Inc.(b)	3,693,904

Household Products 1.3%
70,200	Kimberly-Clark Corp.	3,680,586

Independent Power Producers & Energy Traders 1.7%
182,500	NRG Energy, Inc.(a)	4,737,700

Insurance 4.5%
165,200	Axis Capital Holdings Ltd.	4,324,936
95,800	StanCorp Financial Group, Inc.	2,747,544
128,800	Travelers Cos., Inc. (The)	5,285,952

		12,358,432

Internet & Catalog Retail 0.7%
292,160	Ticketmaster Entertainment, Inc.(a)	1,875,667

Internet Software & Services 1.2%
196,650	IAC/InterActiveCorp(a)	3,156,233

IT Services 1.4%
91,200	CACI International, Inc. (Class A Stock)(a)(b)	3,895,152

Machinery 2.8%
67,100	Deere & Co.	2,680,645
148,400	Dover Corp.	4,910,556

		7,591,201

Media 7.2%
169,950	Discovery Communications, Inc. (Series A Stock)(a)	3,832,373
215,437	Liberty Global, Inc. (Series C Stock)(a)(b)	3,406,059
150,400	Time Warner Cable, Inc.	4,763,168
194,943	Viacom, Inc. (Class B Stock)(a)	4,425,206
534,806	Warner Music Group Corp.(a)	3,128,615

		19,555,421

Metals & Mining 1.5%
116,500	Goldcorp, Inc.(b)	4,048,375

Oil, Gas & Consumable Fuels 9.0%
76,300	Cabot Oil & Gas Corp.	2,337,832
69,100	Exxon Mobil Corp.	4,830,781
137,800	Newfield Exploration Co.(a)	4,501,926
68,900	Occidental Petroleum Corp.	4,534,309
106,900	Suncor Energy, Inc.(b)	3,243,346
136,300	XTO Energy, Inc.	5,198,482

		24,646,676

Pharmaceuticals 7.2%
90,600	Abbott Laboratories	4,261,824
179,300	Pfizer, Inc.	2,689,500
119,900	Shire PLC, ADR (United Kingdom)	4,973,452
149,100	Watson Pharmaceuticals, Inc.(a)(b)	5,023,179
62,700	Wyeth	2,845,953

		19,793,908

Semiconductors & Semiconductor Equipment 2.1%
352,700	Intel Corp.	5,837,185

Software 4.8%
146,200	Adobe Systems, Inc.(a)	4,137,460
163,700	Check Point Software Technologies Ltd.(a)(b)	3,842,039
334,400	Symantec Corp.(a)	5,203,264

		13,182,763

Specialty Retail 1.2%
158,100	Urban Outfitters, Inc.(a)(b)	3,299,547

Trading Companies & Distributors 1.4%
144,282	Aircastle Ltd.	1,060,473
422,875	RSC Holdings, Inc.(a)(b)	2,841,720

		3,902,193

	TOTAL LONG-TERM INVESTMENTS (cost $252,375,034)	245,697,213

SHORT-TERM INVESTMENT 26.0%
AFFILIATED MONEY MARKET MUTUAL FUND

71,093,211	Dryden Core Investment Fund - Taxable Money Market Series (cost $71,093,211; includes $44,752,480 of cash collateral for securities on loan)(c)(d)	71,093,211

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 115.9% (cost $323,468,245)(f)	316,790,424

SECURITIES SOLD SHORT (3.4%)
COMMON STOCKS

Machinery (0.5%)
45,000	Caterpillar, Inc.	(1,486,800)

Professional Services (0.7%)
47,500	Manpower, Inc.	(2,011,150)

Specialty Retail (2.2%)
80,500	Aeropostale, Inc.(a)	(2,758,735)
95,000	Best Buy Co., Inc.	(3,181,550)

		(5,940,285)

	TOTAL SECURITIES SOLD SHORT (proceeds received $10,150,580)	(9,438,235)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(e) 112.5% (cost $313,317,665)	307,352,189

	Other liabilities in excess of other assets (12.5%)	(34,096,008)

	NET ASSETS 100.0%	$273,256,181

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $42,722,157; cash collateral of $44,752,480 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of June 30, 2009, one security valued at $5,033,526 and representing 1.8% of net assets was fair valued in accordance with the policies adopted by the board of trustees.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$327,835,512	$27,891,956	$(38,937,044)	$(11,045,088)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Long-Term Investments: Common Stocks	$240,663,687	$5,033,526	$—
Securities Sold Short: Common Stocks	(9,438,235)	—	—
Affiliated Money Market Mutual Fund	71,093,211	—	—

	302,318,663	5,033,526	—
Other Financial Instruments*	—	—	—

Total	$302,318,663	$5,033,526	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 9/30/08	$1,845,220
Realized gain (loss)	(3,776,527)
Change in unrealized appreciation (depreciation)	3,046,912
Net purchases (sales)	(1,115,605)
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$—

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS - 93.9%

COMMON STOCKS 59.8%

Aerospace & Defense 1.6%
10,700	General Dynamics Corp.	$592,673
12,500	L-3 Communications Holdings, Inc.	867,250
11,100	Lockheed Martin Corp.	895,215
34,500	Northrop Grumman Corp.	1,575,960
38,000	Raytheon Co.	1,688,340
14,900	United Technologies Corp.	774,204

		6,393,642

Air Freight & Logistics 0.3%
6,000	C.H. Robinson Worldwide, Inc.(a)	312,900
2,700	Dynamex, Inc.(b)	41,553
6,200	FedEx Corp.	344,844
10,700	United Parcel Service, Inc., Class B	534,893

		1,234,190

Auto Components
7,000	Johnson Controls, Inc.	152,040

Beverages 1.6%
59,520	Coca-Cola Co. (The)	2,856,365
49,300	Dr. Pepper Snapple Group, Inc.(b)	1,044,667
42,100	PepsiCo, Inc.	2,313,816

		6,214,848

Biotechnology 0.9%
31,900	Amgen, Inc.(b)	1,688,786
21,700	Biogen Idec, Inc.(b)	979,755
6,300	Cephalon, Inc.(a)(b)	356,895
21,200	Enzon Pharmaceuticals, Inc.(a)(b)	166,844
3,000	Gilead Sciences, Inc.(b)	140,520
9,100	Isis Pharmaceuticals, Inc.(b)	150,150

		3,482,950

Capital Markets 2.2%
26,500	Ameriprise Financial, Inc.	643,155
3,400	Ares Capital Corp.	27,404
31,600	Bank of New York Mellon Corp. (The)	926,196
93,400	Charles Schwab Corp. (The)	1,638,236
18,715	Goldman Sachs Group, Inc. (The)	2,759,339
16,672	Hercules Technology Growth Capital, Inc.	139,378
3,200	Kayne Anderson Energy Development Co.(b)	42,432

Shares	Description	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
40,162	Morgan Stanley(a)	1,145,019
34,000	OptionsXpress Holdings, Inc.	528,020
4,000	Prospect Capital Corp.	36,800
10,700	RiskMetrics Group, Inc.(b)	188,962
1,100	State Street Corp.	51,920
12,000	T. Rowe Price Group, Inc.(a)	500,040

		8,626,901

Chemicals 0.9%
5,400	Ashland, Inc.	151,470
22,300	Ecolab, Inc.	869,477
4,700	Koppers Holdings, Inc.	123,939
1,600	Monsanto Co.	118,944
16,500	Nalco Holding Co.	277,860
5,100	NewMarket Corp.	343,383
21,100	Praxair, Inc.	1,499,577
8,100	Schulman, Inc.	122,391

		3,507,041

Commercial Banks 1.2%
18,500	BB&T Corp.	406,630
3,700	Cardinal Financial Corp.	28,971
6,200	Community Bank System, Inc.(a)	90,272
2,400	First Community Bancshares, Inc.	30,816
2,800	MainSource Financial Group, Inc.	20,776
23,900	PNC Financial Services Group, Inc.	927,559
33,200	Regions Financial Corp.(a)	134,128
24,708	U.S. Bancorp.	442,767
13,400	Webster Financial Corp.(a)	107,870
109,241	Wells Fargo & Co.(a)	2,650,187

		4,839,976

Commercial Services & Supplies 0.2%
3,700	Iron Mountain, Inc.(b)	106,375
30	Matsuda Sangyo Co. Ltd. (Japan)	479
10,300	Stericycle, Inc.(b)	530,759
3,000	Waste Management, Inc.	84,480

		722,093

Communications Equipment 1.6%
177,866	Cisco Systems, Inc.(b)	3,315,422
68,100	QUALCOMM, Inc.	3,078,120

		6,393,542

Shares	Description	Value

COMMON STOCKS (Continued)

Computers & Peripherals 3.4%
28,300	Apple, Inc.(b)	4,030,769
130,400	Dell, Inc.(b)	1,790,392
70,700	EMC Corp.(b)	926,170
61,911	Hewlett-Packard Co.	2,392,860
37,241	International Business Machines Corp.	3,888,706
30,600	Lexmark International, Inc., Class A(b)	485,010
3,300	Novatel Wireless, Inc.(b)	29,766

		13,543,673

Construction & Engineering 0.4%
13,700	Fluor Corp.	702,673
19,700	Jacobs Engineering Group, Inc.(a)(b)	829,173

		1,531,846

Consumer Finance 0.2%
12,800	American Express Co.	297,472
16,400	First Cash Financial Services, Inc.(a)(b)	287,328
4,600	World Acceptance Corp.(b)	91,586

		676,386

Containers & Packaging 0.3%
4,300	Owens-Illinois, Inc.(b)	120,443
42,700	Pactiv Corp.(b)	926,590

		1,047,033

Distributors 0.1%
1,200	Core-Mark Holding Co., Inc.(b)	31,272
8,200	Genuine Parts Co.	275,192

		306,464

Diversified Consumer Services 0.4%
15,800	Apollo Group, Inc., Class A(b)	1,123,696
7,400	Career Education Corp.(b)	184,186
16,600	H&R Block, Inc.	286,018

		1,593,900

Diversified Financial Services 2.0%
229,345	Bank of America Corp.	3,027,354
13,300	Compass Diversified Holdings	107,597
4,000	Fifth Street Finance Corp.(b)	40,160
107,330	JPMorgan Chase & Co.	3,661,026
37,600	PHH Corp.(a)(b)	683,568
5,600	Pico Holdings, Inc.(b)	160,720

		7,680,425

Shares	Description	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.3%
154,110	AT&T, Inc.	3,828,092
19,300	CenturyTel, Inc.(a)	592,510
50,700	Frontier Communications Corp.	361,998
10,700	NTELOS Holdings Corp.	197,094
109,150	Verizon Communications, Inc.	3,354,180
99,900	Windstream Corp.	835,164

		9,169,038

Electric Utilities 0.9%
40,900	American Electric Power Co., Inc.	1,181,601
9,800	Duke Energy Corp.	142,982
21,500	El Paso Electric Co.(b)	300,140
5,300	Exelon Corp.	271,413
4,300	IDACORP, Inc.	112,402
77,100	Pepco Holdings, Inc.	1,036,224
9,600	PPL Corp.	316,416
13,900	UniSource Energy Corp.	368,906

		3,730,084

Electrical Equipment 0.4%
35,400	Emerson Electric Co.	1,146,960
17,000	Thomas & Betts Corp.(b)	490,620

		1,637,580

Electronic Equipment & Instruments 0.5%
43,900	Corning, Inc.	705,034
14,700	Dolby Laboratories, Inc., Class A(b)	548,016
29,800	Ingram Micro, Inc., Class A(b)	521,500
10,500	Tech Data Corp.(b)	343,455

		2,118,005

Energy Equipment & Services 0.7%
18,200	Dresser-Rand Group, Inc.(b)	475,020
5,400	ENSCO International, Inc.(a)	188,298
6,400	Noble Corp.	193,600
31,600	Schlumberger Ltd.	1,709,876
2,700	SEACOR Holdings, Inc.(a)(b)	203,148

		2,769,942

Food & Staples Retailing 1.4%
22,600	CVS Caremark Corp.	720,262
43,498	Kroger Co. (The)	959,131

Shares	Description	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
1,800	Pantry, Inc. (The)(b)	29,880
12,278	Safeway, Inc.	250,103
3,100	SUPERVALU, Inc.	40,145
68,700	Wal-Mart Stores, Inc.	3,327,828
5,400	Weis Markets, Inc.	181,008

		5,508,357

Food Products 1.5%
26,400	Archer-Daniels-Midland Co.	706,728
32,400	Chiquita Brands International, Inc.(a)(b)	332,424
43,600	ConAgra Foods, Inc.	831,016
25,000	Dean Foods Co.(b)	479,750
14,400	Del Monte Foods Co.	135,072
22,800	General Mills, Inc.	1,277,256
6,100	Kellogg Co.	284,077
36,200	Kraft Foods, Inc., Class A	917,308
3,200	Sanderson Farms, Inc.	144,000
88,800	Sara Lee Corp.	866,688

		5,974,319

Health Care Equipment & Supplies 1.3%
34,900	American Medical Systems Holdings, Inc.(a)(b)	551,420
9,300	Baxter International, Inc.	492,528
21,023	Becton Dickinson & Co.	1,499,150
1,700	C.R. Bard, Inc.	126,565
4,000	Cantel Medical Corp.(b)	64,920
7,800	Gen-Probe, Inc.(b)	335,244
8,000	Invacare Corp.	141,200
9,900	Masimo Corp.(b)	238,689
42,500	Medtronic, Inc.	1,482,825
2,000	ResMed, Inc.(b)	81,460
6,800	SurModics, Inc.(a)(b)	153,884
3,400	Synovis Life Technologies, Inc.(b)	70,618

		5,238,503

Health Care Providers & Services 1.5%
25,500	Express Scripts, Inc.(b)	1,753,125
18,100	Humana, Inc.(b)	583,906
3,100	Kindred Healthcare, Inc.(b)	38,347
900	Laboratory Corp. of America Holdings(a)(b)	61,011
3,200	Lincare Holdings, Inc.(b)	75,264
17,300	Medco Health Solutions, Inc.(b)	789,053
11,900	Quest Diagnostics, Inc.	671,517
72,800	UnitedHealth Group, Inc.	1,818,544

Shares	Description	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
5,600	WellPoint, Inc.(b)	284,984

		6,075,751

Hotels, Restaurants & Leisure 0.9%
7,300	Ameristar Casinos, Inc.	138,919
22,100	Landry’s Restaurants, Inc.(a)(b)	190,060
31,768	McDonald’s Corp.	1,826,342
2,900	Pinnacle Entertainment, Inc.(a)(b)	26,941
32,800	Texas Roadhouse, Inc., Class A(a)(b)	357,848
31,100	Yum! Brands, Inc.	1,036,874

		3,576,984

Household Durables 0.4%
14,800	American Greetings Corp., Class A	172,864
8,600	Blyth, Inc.	281,994
77,400	Leggett & Platt, Inc.	1,178,802

		1,633,660

Household Products 2.0%
1,900	Clorox Co.(a)	106,077
22,867	Colgate-Palmolive Co.(a)	1,617,612
33,400	Kimberly-Clark Corp.	1,751,162
84,475	Procter & Gamble Co.	4,316,672

		7,791,523

Independent Power Producers & Energy Traders 0.3%
39,500	Constellation Energy Group, Inc.	1,049,910
15,900	Mirant Corp.(b)	250,266

		1,300,176

Industrial Conglomerates 1.4%
15,900	3M Co.	955,590
373,950	General Electric Co.	4,382,694

		5,338,284

Insurance 1.4%
5,300	Aflac, Inc.	164,777
15,700	Allied World Assurance Co. Holdings Ltd. (Bermuda)	641,031
19,600	Allstate Corp. (The)	478,240
12,000	Argo Group International Holdings Ltd. (Bermuda)(b)	338,640
21,600	Assurant, Inc.	520,344
12,700	Chubb Corp. (The)	506,476
21,800	Endurance Specialty Holdings Ltd.	638,740
6,200	Greenlight Capital Re Ltd., Class A (Cayman Islands)(b)	107,322

Shares	Description	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
9,000	Lincoln National Corp.(a)	154,890
28,300	Montpelier Re Holdings Ltd. (Bermuda)	376,107
6,000	SeaBright Insurance Holdings, Inc.(b)	60,780
18,800	StanCorp Financial Group, Inc.	539,184
1,500	Transatlantic Holdings, Inc.	64,995
14,600	Travelers Cos., Inc. (The)	599,184
3,700	United America Indemnity Ltd., Class A (Cayman Islands)(b)	17,723
13,700	Unum Group	217,282
3,000	Validus Holdings Ltd. (Bermuda)	65,940

		5,491,655

Internet Software & Services 0.8%
23,300	EarthLink, Inc.(a)(b)	172,653
16,863	eBay, Inc.(a)(b)	288,863
5,200	Google, Inc., Class A(b)	2,192,268
13,400	j2 Global Communications, Inc.(a)(b)	302,304
3,500	Keynote Systems, Inc.(b)	26,740

		2,982,828

IT Services 1.0%
23,500	Acxiom Corp.	207,505
11,200	Automatic Data Processing, Inc.	396,928
63,700	Convergys Corp.(b)	591,136
8,500	MasterCard, Inc., Class A(a)	1,422,135
8,300	RightNow Technologies, Inc.(b)	97,940
7,200	Visa, Inc., Class A(a)	448,272
56,100	Western Union Co. (The)	920,040

		4,083,956

Leisure Equipment & Products 0.2%
22,100	Hasbro, Inc.	535,704
38,600	Smith & Wesson Holding Corp.(a)(b)	219,248
3,700	Sturm Ruger & Co., Inc.	46,028

		800,980

Life Sciences Tools & Services 0.2%
3,400	Mettler Toledo International, Inc. (Switzerland)(b)	262,310
6,100	Millipore Corp.(b)	428,281
7,400	PerkinElmer, Inc.(a)	128,760

		819,351

Machinery 0.7%
12,600	Chart Industries, Inc.(b)	229,068
14,900	Colfax Corp.(b)	115,028

Shares	Description	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)
14,800	Danaher Corp.	913,752
16,600	Federal Signal Corp.	126,990
14,600	ITT Corp.(a)	649,700
21,800	Pall Corp.	579,008

		2,613,546

Media 1.1%
88,000	Comcast Corp., Class A	1,275,120
46,000	DIRECTV Group, Inc. (The)(a)(b)	1,136,660
16,000	News Corp., Class A	145,760
1,949	Time Warner Cable, Inc.	61,725
18,766	Time Warner, Inc.	472,715
60,475	Walt Disney Co. (The)	1,410,882

		4,502,862

Metals & Mining 0.3%
5,000	A.M. Castle & Co.	60,400
23,200	Coeur d’alene Mines Corp.(a)(b)	285,360
5,500	Freeport-McMoRan Copper & Gold, Inc.	275,605
4,100	Kaiser Aluminum Corp.	147,231
7,300	Newmont Mining Corp.	298,351
5,500	Titanium Metals Corp.(a)	50,545

		1,117,492

Multi-line Retail 0.7%
22,300	Family Dollar Stores, Inc.	631,090
8,200	Macy’s, Inc.	96,432
51,600	Target Corp.	2,036,652

		2,764,174

Multi-Utilities 0.7%
13,000	Ameren Corp.	323,570
15,700	CMS Energy Corp.	189,656
26,500	Dominion Resources, Inc.	885,630
14,800	Integrys Energy Group, Inc.	443,852
23,800	Public Service Enterprise Group, Inc.	776,594

		2,619,302

Office Electronics 0.1%
36,100	Xerox Corp.	233,928

Oil, Gas & Consumable Fuels 6.4%
13,500	Anadarko Petroleum Corp.	612,765
72,892	Chevron Corp.	4,829,095

Shares	Description	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
67,300	ConocoPhillips	2,830,638
14,800	Delek US Holdings, Inc.	125,504
9,000	Devon Energy Corp.	490,500
138,554	Exxon Mobil Corp.	9,686,310
8,800	Harvest Natural Resources, Inc.(b)	38,808
19,256	Marathon Oil Corp.	580,184
6,200	Murphy Oil Corp.	336,784
6,800	Occidental Petroleum Corp.	447,508
33,100	Southwestern Energy Co.(b)	1,285,935
87,600	Spectra Energy Corp.	1,482,192
16,500	Sunoco, Inc.	382,800
66,500	Tesoro Petroleum Corp.(a)	846,545
40,400	Valero Energy Corp.	682,356
26,000	Western Refining, Inc.(a)	183,560
6,300	World Fuel Services Corp.(a)	259,749

		25,101,233

Paper & Forest Products 0.1%
30,000	MeadWestvaco Corp.	492,300

Pharmaceuticals 4.8%
28,600	Abbott Laboratories	1,345,344
1,900	Allergan, Inc.	90,402
118,600	Bristol-Myers Squibb Co.(a)	2,408,766
48,100	Eli Lilly & Co.	1,666,184
2,700	ENDO Pharmaceuticals Holdings, Inc.(b)	48,384
35,800	Forest Laboratories, Inc.(b)	898,938
63,300	Johnson & Johnson	3,595,440
58,893	Merck & Co., Inc.(a)	1,646,648
74,700	Mylan, Inc.(a)(b)	974,835
178,768	Pfizer, Inc.	2,681,520
43,900	Schering-Plough Corp.	1,102,768
10,000	Valeant Pharmaceuticals International(a)(b)	257,200
39,700	Warner Chilcott Ltd., Class A (Bermuda)(b)	522,055
38,600	Wyeth	1,752,054

		18,990,538

Professional Services 0.2%
21,300	Equifax, Inc.	555,930
5,300	Watson Wyatt Worldwide, Inc., Class A	198,909

		754,839

Real Estate Investment Trusts 0.6%
51,400	Annaly Capital Management, Inc.(a)	778,196

Shares	Description	Value

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
82,800	Brandywine Realty Trust	616,860
27,200	Colonial Properties Trust(a)	201,280
34,200	Host Marriot Corp.	286,938
40,100	ProLogis(a)	323,206
19,400	Sunstone Hotel Investors, Inc.(a)	103,790

		2,310,270

Road & Rail 0.5%
4,600	Burlington Northern Santa Fe Corp.	338,284
16,600	CSX Corp.	574,858
10,900	Norfolk Southern Corp.(a)	410,603
9,400	Union Pacific Corp.(a)	489,364

		1,813,109

Semiconductors & Semiconductor Equipment 1.7%
6,500	Altera Corp.(a)	105,820
4,400	Broadcom Corp., Class A(a)(b)	109,076
195,200	Intel Corp.	3,230,560
2,000	Linear Technology Corp.(a)	46,700
3,100	Semtech Corp.(b)	49,321
8,200	Silicon Laboratories, Inc.(a)(b)	311,108
86,500	Texas Instruments, Inc.	1,842,450
55,400	Xilinx, Inc.(a)	1,133,484

		6,828,519

Software 2.3%
3,000	BMC Software, Inc.(b)	101,370
3,900	Interactive Intelligence, Inc.(b)	47,814
4,200	Manhattan Associates, Inc.(b)	76,524
26,400	McAfee, Inc.(a)(b)	1,113,816
214,513	Microsoft Corp.	5,098,974
32,300	Novell, Inc.(b)	146,319
52,100	Oracle Corp.	1,115,982
88,000	Symantec Corp.(b)	1,369,280

		9,070,079

Specialty Retail 1.6%
1,100	AutoZone, Inc.(a)(b)	166,221
16,900	Best Buy Co., Inc.(a)	565,981
7,400	Buckle, Inc. (The)(a)	235,098
19,400	Chico’s FAS, Inc.(b)	188,762
33,300	Gamestop Corp., Class A(b)	732,933
15,800	Gap, Inc. (The)	259,120
48,500	Home Depot, Inc. (The)	1,146,055
54,900	Limited Brands, Inc.	657,153

Shares	Description	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
6,700	Monro Muffler Brake, Inc.(a)	172,257
13,500	Ross Stores, Inc.(a)	521,100
51,400	TJX Cos., Inc.	1,617,044

		6,261,724

Textiles, Apparel & Luxury Goods 0.4%
53,900	Coach, Inc.	1,448,832

Thrifts & Mortgage Finance 0.1%
34,200	Astoria Financial Corp.(a)	293,436
3,400	Flushing Financial Corp.	31,790

		325,226

Tobacco 1.0%
92,900	Altria Group, Inc.	1,522,631
31,300	Philip Morris International, Inc.	1,365,306
30,600	Reynolds American, Inc.(a)	1,181,772

		4,069,709

Water Utilities 0.1%
20,200	American Water Works Co., Inc.	386,022

Wireless Telecommunication Services 0.1%
23,700	NII Holdings, Inc.(b)	451,959

	Total common stocks (cost $232,798,738)	236,143,589

PREFERRED STOCK 0.1%

Banking 0.1%
8,000	JPMorgan Chase Capital XXVI (cost $200,000)(b)	200,720

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS 11.2%

Aerospace/Defense 0.2%
		BAE Systems Holdings, Inc., Gtd. Notes, 144A,
Baa2	$370	4.750%, 8/15/10	$371,421
Baa2	100	6.375%, 6/01/19	102,239

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Aerospace/Defense (cont’d.)
		Goodrich Corp., Sr. Unsec’d. Notes,
Baa2	177	6.800%, 7/01/36	174,205
		Rockwell Collins, Inc., Sr. Unsec’d. Notes,
A1	115	5.250%, 7/15/19	118,896

			766,761
Airlines 0.2%
		American Airlines, Inc., Pass-thru Certs., Ser. 01-1,
B1	560	6.817%, 5/23/11	450,800
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1,
Baa2	38	6.703%, 6/15/21(c)	31,978
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	100	6.821%, 8/10/22(a)	81,862
		Southwest Airlines Co., Sr. Unsec’d. Notes,
Baa1	200	6.500%, 3/01/12	207,276

			771,916
Automotive
		Johnson Controls, Inc., Sr. Notes,
Baa2	55	5.500%, 1/15/16	50,999

Banking 2.1%
		American Express Co., Sr. Unsec’d. Notes,
A3	300	8.125%, 5/20/19	311,319
		Banco Bradesco (Cayman Islands), Sr. Sub. Notes,
A2	430	8.750%, 10/24/13	507,400
		Bank of America Corp., Jr. Sub. Notes,
B3	500	8.000%, 12/29/49(a)(d)	417,580
		Bank of America Corp., Sub. Notes,
A3	355	5.750%, 8/15/16	308,024
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/01/10	419,383
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	100	5.300%, 10/30/15	98,242
Aa3	90	6.400%, 10/02/17	90,160
Aa3	220	7.250%, 2/01/18	231,877
		Capital One Bank, Sr. Sub. Notes,
A3	5	6.500%, 6/13/13	4,942
		Capital One Financial Corp., Sr. Unsec’d. Notes, MTN,
Baa1	125	5.700%, 9/15/11	125,554
		Citigroup, Inc., Sr. Unsec’d. Notes,
A3	125	6.875%, 3/05/38(a)	110,396
		Citigroup, Inc., Ser. E,
Ca	60	8.400%, 4/29/49(e)	45,004

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Banking (cont’d.)
		Citigroup, Inc., Sub. Notes,
Baa1	82	5.000%, 9/15/14	68,742
Baa1	400	5.625%, 8/27/12	374,494
Baa1	165	6.125%, 8/25/36	122,870
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	280	5.800%, 6/07/12	281,745
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa2	290	5.125%, 3/16/37	183,465
		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes,
A1	140	5.450%, 11/01/12	144,759
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 1/15/17(a)	9,504
		Goldman Sachs Group, Inc. , Sr. Unsec’d. Notes,
A1	5	5.125%, 1/15/15	4,918
		Goldman Sachs Group, Inc., Sub. Notes,
A2	385	6.450%, 5/01/36	326,493
A2	52	6.750%, 10/01/37	46,227
		Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes,
A1	150	7.500%, 2/15/19(a)	160,616
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	1.679%, 1/12/10(d)	485,100
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.750%, 11/16/10	382,679
		JPMorgan Chase & Co., Ser. 1,
A2	300	7.900%, 4/29/49(a)(d)	262,530
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	340	4.250%, 2/08/10(a)	341,347
A2	125	5.000%, 1/15/15	114,168
		Merrill Lynch & Co., Inc., MTN,
A2	125	6.875%, 4/25/18	115,694
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes,
A2	60	4.790%, 8/04/10	60,317
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN,
A2	170	5.770%, 7/25/11	173,000
		Morgan Stanley, Sr. Unsec’d. Notes, Ser. E,
A2	460	5.450%, 1/09/17	429,540
		Morgan Stanley, Sr. Unsec’d. Notes,
A2	150	4.250%, 5/15/10	151,702
A2	150	7.300%, 5/13/19(a)	155,542
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.,
A2	150	6.346%, 7/29/49(d)	131,312

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Banking (cont’d.)
		PNC Funding Corp., Gtd. Notes,
A3	150	6.700%, 6/10/19	154,710
		Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes.,
Aa2	140	7.625%, 9/14/10	143,686
		Wachovia Bank NA, Sub. Notes,
Aa3	450	7.800%, 8/18/10(a)	468,324
		Wells Fargo & Co., Sr. Unsec’d. Notes,
A1	140	4.625%, 8/09/10	143,577
		Wells Fargo Capital XIII, Gtd. Notes, Ser. G, MTN,
Ba3	200	7.700%, 12/29/49(d)	166,000

			8,272,942
Brokerage
		Lehman Brothers Holdings, Inc.,
NR	155	6.500%, 7/19/17(c)(e)	16
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	345	5.250%, 2/06/12(e)	50,887
NR	100	6.875%, 5/02/18(e)	16,000

			66,903
Building Materials & Construction 0.1%
		Hanson PLC (Britain), Gtd. Notes,
B3	170	7.875%, 9/27/10	164,050
		Lafarge SA (France), Sr. Unsec’d. Notes,
Baa3	200	6.150%, 7/15/11	202,147

			366,197
Cable 0.4%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	55	9.455%, 11/15/22	64,303
		Comcast Corp., Gtd. Notes,
Baa1	40	6.450%, 3/15/37	39,422
Baa1	110	6.500%, 11/15/35	111,198
Baa1	90	6.550%, 7/01/39	89,846
Baa1	20	6.950%, 8/15/37	20,854
		COX Communications, Inc., Sr. Unsec’d. Notes,
Baa3	185	6.750%, 3/15/11	195,141
Baa3	270	7.875%, 8/15/09	271,750
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.400%, 7/02/12	609,824
Baa2	190	6.750%, 6/15/39(a)	184,925

			1,587,263

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Capital Goods 0.2%
		American Standard, Inc., Gtd. Notes,
BBB+(f)	160	7.625%, 2/15/10	162,724
		Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
A2	50	5.500%, 3/15/16	49,463
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	110	5.800%, 10/15/12 (original cost $109,915; purchased date 10/15/07)(c)(g)	102,944
Baa2	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(c)(g)	267,260
Baa2	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07 - 06/04/08)(c)(g)	15,906
		FedEx Corp., Gtd. Notes,
Baa2	75	7.250%, 2/15/11	79,511
		United Technologies Corp.,
A2	90	6.125%, 7/15/38	97,688

			775,496
Chemicals 0.1%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	135	6.125%, 2/01/11	137,888
Baa3	250	7.600%, 5/15/14	257,500
		ICI Wilmington, Inc., Gtd. Notes,
Baa1	75	5.625%, 12/01/13	72,767
		Union Carbide Corp., Sr. Unsec’d. Notes,
Ba2	100	7.500%, 6/01/25	67,206

			535,361
Consumer 0.3%
		Avon Products, Inc., Sr. Unsec’d. Notes,
A2	300	5.750%, 3/01/18	304,672
		Fortune Brands, Inc., Sr. Unsec’d. Notes,
Baa2	550	6.375%, 6/15/14	546,868
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes,
Baa3	300	6.250%, 4/15/18	251,167
		Whirlpool Corp., Sr. Unsec’d. Notes,
Baa3	195	6.125%, 6/15/11	190,923

			1,293,630
Electric 1.1%
		Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J,
Baa2	125	4.400%, 6/01/10	126,800

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Electric (cont’d.)
		Arizona Public Service Co., Sr. Unsec’d. Notes,
Baa2	35	6.250%, 8/01/16	34,468
Baa2	320	6.375%, 10/15/11	331,961
		Baltimore Gas & Electric Co., Sr. Unsec’d. Notes,
Baa2	115	6.350%, 10/01/36	111,189
		Carolina Power & Light Co., First Mtge. Bonds,
A2	105	5.250%, 12/15/15	110,130
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. J2,
Baa2	160	5.700%, 3/15/13	162,331
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2,
Baa2	120	6.950%, 3/15/33	121,903
		Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 08-B,
A3	30	6.750%, 4/01/38(h)	33,672
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
Baa1	65	5.375%, 4/15/13	66,704
		Dominion Resources, Inc., Sr. Unsec’d. Notes,
Baa2	70	4.750%, 12/15/10	71,943
		Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	192,408
		Duke Energy Carolinas LLC,
A2	55	6.050%, 4/15/38	58,243
		E.ON International Finance BV (Netherlands), 144A,
A2	170	6.650%, 4/30/38	183,496
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	135	6.000%, 5/15/35	101,993
		Energy East Corp., Sr. Unsec’d. Notes,
A3	30	6.750%, 9/15/33	29,773
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	30	4.900%, 6/15/15	27,932
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.950%, 10/01/33	63,894
		Georgia Power Co., Sr. Unsec’d. Notes, Ser. B,
A2	170	5.700%, 6/01/17	182,021
		Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF,
Baa2	90	5.050%, 11/15/14	91,013
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A2	265	6.250%, 6/17/14(a)	264,343

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Electric (cont’d.)
		Midamerican Energy Holdings Co., Sr. Unsec’d. Notes,
Baa1	75	5.750%, 4/01/18	78,015
Baa1	115	5.950%, 5/15/37	111,007
		National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	15	7.250%, 3/01/12	16,384
		Nevada Power Co., Genl. Ref. Mtge., Ser. O,
Baa3	280	6.500%, 5/15/18	286,187
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.250%, 9/15/17	47,162
Baa3	70	5.450%, 9/15/20	58,876
		NSTAR Electric Co., Sr. Unsec’d. Notes,
A1	110	4.875%, 4/15/14	114,830
		Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	120	7.000%, 9/01/22	126,729
		Pacific Gas & Electric Co., First Mtge., Sr. Unsec’d. Notes,
A3	295	6.050%, 3/01/34	306,044
		PPL Electric Utilities Corp., Sr. Sec’d. Notes,
A3	400	6.250%, 8/15/09	401,475
		Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
Baa3	55	7.950%, 5/15/18	53,396
		Public Service Electric & Gas Co., Sec’d. Notes, MTN,
A3	125	5.800%, 5/01/37	129,157
		Southern California Edison Co., Ser. 04-F,
A2	100	4.650%, 4/01/15	101,143
		Xcel Energy, Inc., Sr. Unsec’d. Notes,
Baa1	36	5.613%, 4/01/17	35,425
Baa1	95	6.500%, 7/01/36	94,843

			4,326,890
Energy - Integrated 0.1%
		ConocoPhillips Holding Co., Sr. Unsec’d. Notes,
A1	36	6.950%, 4/15/29	38,791
		Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	65	7.250%, 12/15/19	71,017
		TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa2	295	7.500%, 7/18/16 (original cost $305,226; purchased date 07/13/06 - 02/07/07)(g)	251,488
		Western Oil Sands, Inc. (Canada), Gtd. Notes,
Baa1	55	8.375%, 5/01/12	60,574

			421,870

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Energy - Other 0.2%
		Devon Financing Corp. ULC (Canada), Gtd. Notes,
Baa1	71	7.875%, 9/30/31	83,603
		EnCana Corp. (Canada), Sr. Unsec’d. Notes,
Baa2	110	6.500%, 5/15/19	117,921
		Halliburton Co., Sr. Unsec’d. Notes,
A2	30	5.500%, 10/15/10	31,376
		Nexen, Inc. (Canada), Sr. Unsec’d. Notes,
Baa3	25	6.400%, 5/15/37	22,961
		Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
Ba1	330	6.875%, 5/01/18	287,491
		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.000%, 11/15/13	252,918
		XTO Energy, Inc., Sr. Unsec’d. Notes,
Baa2	135	6.250%, 8/01/17	142,059

			938,329
Foods 0.3%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	85	8.000%, 11/15/39(a)	92,657
		Anheuser-Busch, Inc., Gtd. Notes, 144A,
Baa2	150	8.200%, 1/15/39(a)	167,051
		Bunge Ltd., Gtd. Notes,
Baa2	215	5.350%, 4/15/14	209,193
		Bunge Ltd. Finance Corp., Gtd. Notes,
Baa2	145	8.500%, 6/15/19	151,619
		Cargill, Inc., Sr. Unsec’d. Notes, 144A,
A2	150	6.000%, 11/27/17	149,306
		ConAgra Foods, Inc., Sr. Unsec’d. Notes,
Baa2	9	7.875%, 9/15/10	9,538
		Delhaize Group (Belgium), Sr. Unsec’d. Notes,
Baa3	110	6.500%, 6/15/17	112,329
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.800%, 4/01/11	37,053
		Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes,
Baa3	35	8.875%, 4/15/11	38,206
		Tyson Foods, Inc.,
Ba3	150	7.850%, 4/01/16	144,639

			1,111,591
Foreign Government 0.2%
		DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A,
A1	390	6.850%, 7/02/37	259,350

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Foreign Government (cont’d.)
		RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A,
Baa1	460	6.299%, 5/15/17	395,600

			654,950
Gaming
		Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A,
CCC-(f)	150	10.000%, 12/15/18(a)	86,250

Health Care & Pharmaceutical 0.6%
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	200	5.625%, 9/15/12	197,186
		AstraZeneca PLC (Britain), Sr. Unsec’d. Notes,
A1	110	6.450%, 9/15/37	121,942
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa2	110	5.500%, 6/15/13	109,247
		Express Scripts, Inc., Sr. Unsec’d. Notes,
Baa3	105	7.250%, 6/15/19	115,788
		Genentech, Inc., Sr. Unsec’d. Notes,
A1	60	4.750%, 7/15/15	61,992
		GlaxoSmithKline Capital, Inc.,
A1	220	6.375%, 5/15/38(h)	239,235
		HCA, Inc., Sec’d. Notes,
B2	500	9.250%, 11/15/16	492,500
		Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes,
Baa3	250	5.625%, 12/15/15	233,049
		Merck & Co., Inc./New Jersey, Sr. Unsec’d. Notes,
Aa3	30	5.750%, 11/15/36	29,956
		5.850%, 6/30/39	30,818
Aa3	30	5.950%, 12/01/28	31,043
Aa3	30
		Schering-Plough Corp., Sr. Unsec’d. Notes,
Baa1	194	6.000%, 9/15/17	206,611
Baa1	70	6.550%, 9/15/37	75,067
		Wyeth, Sr. Unsec’d. Notes,
A3	35	5.500%, 2/01/14	37,458
A3	200	5.950%, 4/01/37	206,906
A3	10	6.450%, 2/01/24	10,766

			2,199,564
Health Care Insurance 0.4%
		Aetna, Inc., Sr. Unsec’d. Notes,
A3	80	5.750%, 6/15/11	83,636
A3	110	6.625%, 6/15/36	99,995

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Health Care Insurance (cont’d.)
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	140	6.150%, 11/15/36	100,241
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	540	6.125%, 1/15/15	468,580
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
Baa1	290	5.250%, 3/15/11	299,290
Baa1	60	6.000%, 6/15/17	57,842
Baa1	100	6.500%, 6/15/37	86,704
Baa1	80	6.625%, 11/15/37	71,728
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	170	5.000%, 12/15/14	165,755

			1,433,771
Insurance 0.5%
		Allstate Corp. (The), Sr. Unsec’d. Notes,
A3	200	7.200%, 12/01/09	203,139
		American International Group, Inc., Sr. Unsec’d. Notes,
A3	130	4.250%, 5/15/13	75,304
		AXA SA (France), Sub. Notes,
A3	35	8.600%, 12/15/30	32,789
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aa2	95	4.750%, 5/15/12	100,866
		Chubb Corp., Sr. Unsec’d. Notes,
A2	310	6.000%, 11/15/11	331,427
		Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN,
Baa3	90	6.000%, 1/15/19	68,956
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.000%, 3/15/34	121,567
		Lincoln National Corp., Sr. Unsec’d. Notes,
Baa2	110	6.300%, 10/09/37	79,211
Baa2	70	8.750%, 7/01/19	70,593
		Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes,
Baa2	50	5.150%, 9/15/10	50,107
		MetLife, Inc., Sr. Unsec’d. Notes,
A2	205	5.700%, 6/15/35	179,053
A2	70	6.125%, 12/01/11	73,281
A2	15	6.375%, 6/15/34	14,223
A2	50	6.750%, 6/01/16	50,903
		Pacific Life Insurance Co., Notes, 144A,
A3	150	9.250%, 6/15/39 (original cost $149,928; purchased date 06/16/09)(g)	145,578

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Insurance (cont’d.)
		St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes,
A2	140	6.750%, 6/20/36	151,769
		W.R. Berkley Corp., Sr. Unsub. Notes,
Baa2	110	5.600%, 5/15/15	96,501
Baa2	90	6.150%, 8/15/19	68,462
		XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes,
Baa2	15	5.250%, 9/15/14	12,589

			1,926,318
Lodging 0.2%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Ba1	300	6.250%, 2/15/13	279,000
Ba1	500	6.750%, 5/15/18	428,750

			707,750
Media & Entertainment 0.2%
		News America, Inc., Gtd. Notes,
Baa1	125	7.625%, 11/30/28	119,707
		Time Warner, Inc., Sr. Unsec’d. Notes,
Baa2	100	9.150%, 2/01/23	108,426
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.750%, 4/15/11	235,479
Baa2	160	7.250%, 10/15/17	164,771
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa3	105	6.750%, 10/05/37	94,523
Baa3	100	6.875%, 4/30/36	92,131

			815,037
Metals 0.3%
		Alcan, Inc. (Canada), Sr. Unsec’d. Notes,
BBB(f)	70	4.500%, 5/15/13	68,229
BBB(f)	115	5.000%, 6/01/15	103,130
		ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes,
Baa3	385	5.375%, 6/01/13	368,748
		Rio Tinto Finance USA Ltd. (Australia),
Baa1	400	5.875%, 7/15/13	402,507
		Southern Copper Corp., Sr. Unsec’d. Notes,
Baa3	95	7.500%, 7/27/35	85,887
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba3	250	5.650%, 6/01/13	225,006
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.500%, 11/16/11	68,976

			1,322,483

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Non Captive Finance 0.3%
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN,
Aa2	90	6.125%, 2/22/11	94,330
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN,
Aa2	90	5.875%, 1/14/38	71,225
		HSBC Finance Corp., Sr. Unsec’d. Notes,
A3	100	5.700%, 6/01/11	100,917
		International Lease Finance Corp., Sr. Unsec’d. Notes,
Baa2	400	6.375%, 3/25/13	304,326
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Ba1	860	8.450%, 6/15/18	735,717

			1,306,515
Packaging
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	75	6.875%, 7/15/33	56,446

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	120	5.875%, 11/15/15	101,438

Pipelines & Other 0.4%
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa3	90	6.250%, 2/01/37	67,716
		Duke Energy Field Services LLC, Sr. Unsec’d. Notes,
Baa2	365	7.875%, 8/16/10	381,821
		Enterprise Products Operating LLC, Gtd. Notes,
Baa3	190	4.950%, 6/01/10	192,805
		Enterprise Products Operating LLC, Gtd. Notes, Ser. B,
Baa3	145	4.625%, 10/15/09	145,426
		ONEOK Partners LP, Gtd. Notes,
Baa2	85	6.650%, 10/01/36	78,371
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	15	6.000%, 2/01/13	15,333
		Spectra Energy Capital LLC,
Baa1	500	6.200%, 4/15/18(a)	491,021
		Spectra Energy Capital LLC, Sr. Unsec’d. Notes,
Baa1	45	6.250%, 2/15/13	46,074

			1,418,567
Railroads 0.2%
		Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes,
Baa1	135	6.700%, 8/01/28	140,783

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Railroads (cont’d.)
		CSX Corp., Sr. Unsec’d. Notes,
Baa3	170	6.150%, 5/01/37	158,055
		Norfolk Southern Corp., Sr. Unsec’d. Notes,
Baa1	105	5.590%, 5/17/25	97,613
Baa1	4	7.800%, 5/15/27	4,276
		Union Pacific Corp., Sr. Unsec’d. Notes,
Baa2	275	3.625%, 6/01/10	279,537

			680,264
Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Gtd. Notes.,
Baa3	265	5.750%, 4/01/12	239,591
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	90	5.450%, 6/01/12	81,806
Baa3	135	6.300%, 6/01/13	121,368
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	280	5.750%, 5/01/12	284,488
A3	500	6.125%, 5/30/18(a)	465,082

			1,192,335
Retailers 0.5%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	260	5.750%, 8/15/11	274,945
		Federated Retail Holdings, Inc., Gtd. Notes,
Ba2	45	5.350%, 3/15/12	40,960
		Gamestop Corp. / Gamestop, Inc., Gtd. Notes,
Ba1	225	8.000%, 10/01/12	226,687
		Home Depot, Inc., Sr. Unsec’d. Notes,
Baa1	80	5.875%, 12/16/36	70,581
		Kohl’s Corp., Sr. Unsec’d. Notes,
Baa1	75	6.875%, 12/15/37	75,417
		Nordstrom, Inc., Sr. Unsec’d. Notes,
Baa2	1,000	6.250%, 1/15/18	982,530
		Target Corp., Sr. Unsec’d. Notes,
A2	300	7.000%, 1/15/38	319,754

			1,990,874
Technology 0.3%
		Affiliated Computer Services, Inc., Sr. Unsec’d. Notes,
Ba2	150	4.700%, 6/01/10	147,000
		Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI,
Baa1	300	6.500%, 3/15/18	306,549
		Electronic Data Systems Corp., Sr. Unsec’d. Notes,
A2	25	7.450%, 10/15/29	30,182
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	228,359

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Technology (cont’d.)
		Intuit, Inc., Sr. Unsec’d. Notes,
Baa2	125	5.400%, 3/15/12	126,218
		Jabil Circuit, Inc., Sr. Unsec’d. Notes,
Ba1	80	5.875%, 7/15/10	78,400
		Nokia OYJ (Finland), Sr. Unsec’d. Notes,
A1	170	5.375%, 5/15/19	171,995
		Oracle Corp., Sr. Unsec’d. Notes,
A2	190	6.125%, 7/08/39	188,735

			1,277,438
Telecommunications 1.2%
		America Movil SAB de CV (Mexico),
A3	115	6.375%, 3/01/35	109,053
		American Tower Corp., Sr. Unsec’d. Notes,
Ba1	130	7.125%, 10/15/12	130,812
		AT&T Corp., Gtd. Notes,
A2	115	7.300%, 11/15/11	126,114
		Cingular Wireless Services, Inc., Gtd. Notes,
A2	120	8.125%, 5/01/12	134,350
		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	60	8.750%, 6/15/30	70,244
		Embarq Corp., Sr. Unsec’d. Notes,
Baa3	80	7.082%, 6/01/16	78,127
Baa3	400	7.995%, 6/01/36	351,750
		France Telecom SA (France), Sr. Unsec’d. Notes,
A3	105	5.375%, 7/08/19	105,759
A3	75	8.500%, 3/01/31	96,325
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes,
Baa2	105	8.000%, 10/01/10	110,174
		New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes,
A2	380	8.750%, 3/01/31(h)	463,148
		PCCW HKT Capital Ltd. (British Virgin), Gtd. Notes, 144A,
Baa2	555	8.000%, 11/15/11	584,138
		Qwest Capital Funding, Inc., Gtd. Notes,
B1	300	7.000%, 8/03/09	300,000
		Qwest Corp., Sr. Unsec’d. Notes,
Ba1	400	8.875%, 3/15/12	403,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.000%, 1/15/10	45,216
Baa2	90	5.250%, 11/15/13	88,253
Baa2	290	7.175%, 6/18/19	293,971

Moody’s Rating†	Principal Amount (000)	Description	Value

CORPORATE BONDS (continued)

Telecommunications (cont’d.)
		Telefonica Emisiones Sau (Spain), Gtd. Notes,
Baa1	180	5.877%, 7/15/19	185,579
		TELUS Corp. (Canada), Sr. Unsec’d. Notes,
Baa1	250	8.000%, 6/01/11	268,317
		U.S. Cellular Corp., Sr. Unsec’d. Notes,
Baa2	50	6.700%, 12/15/33	47,898
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.100%, 4/15/18	615,454
		Vodafone Group PLC (Britain), Sr. Unsec’d. Notes,
Baa1	200	7.750%, 2/15/10	206,762

			4,814,444
Tobacco 0.2%
		Altria Group, Inc., Gtd. Notes,
Baa1	40	9.250%, 8/06/19(a)	44,916
Baa1	25	9.950%, 11/10/38(a)	28,858
Baa1	160	10.200%, 2/06/39	189,051
		Altria Group, Inc.,
Baa1	190	9.700%, 11/10/18	217,825
		Lorillard Tobacco Co., Sr. Notes,
Baa2	115	8.125%, 6/23/19	118,998
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	65	6.375%, 5/16/38	69,156
		Reynolds American, Inc., Gtd. Notes,
Baa3	220	6.750%, 6/15/17	205,415
Baa3	35	7.250%, 6/15/37	28,894

			903,113

		Total corporate bonds (cost $46,260,797)	44,173,705

ASSET BACKED SECURITIES 0.7%

		American Express Credit Account Master Trust,
		Ser. 2004-4, Class C, 144A,
Baa1	230	0.789%, 3/15/12(d)	229,033
		Ser. 2004-C, Class C, 144A,
Baa1	12	0.819%, 2/15/12(d)	12,029
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	0.715%, 2/20/15(d)	238,931
		MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400	7.000%, 2/15/12	2,429,197

		Total asset backed securities (cost $3,060,393)	2,909,190

Moody’s Rating†	Principal Amount (000)	Description	Value

COMMERCIAL MORTGAGE BACKED SECURITIES 4.4%

		Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1,
B3	663	6.000%, 1/25/36	460,478
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2003-2, Class A3,
AAA(f)	400	4.873%, 3/11/41(d)	372,925
		Ser. 2004-1, Class XP, I/O,
AAA(f)	1,542	0.831%, 11/10/39(d)	16,610
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	507,610
		Ser. 2004-2, Class A3,
Aaa	200	4.050%, 11/10/38	192,348
		Ser. 2006-4, Class A3A,
Aaa	500	5.600%, 7/10/46	418,869
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Ba1	155	4.447%, 2/25/35(d)	102,594
		Ser. 2005-B, Class 2A1,
Ba2	154	4.408%, 3/25/35(d)	94,873
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	430	6.470%, 11/15/33(d)	301,042
		Ser. 2004-T16, Class X2, I/O,
AAA(f)	3,087	0.688%, 2/13/46(d)	62,848
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(d)	334,599
		Ser. 2005-T20, Class AAB,
Aaa	500	5.283%, 10/12/42(d)	475,094
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	136	0.429%, 3/15/19(d)	117,330
		C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(f)	500	6.015%, 5/15/46(d)	392,794
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Ba2	587	4.747%, 2/25/37(d)	475,927
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	658,287
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X,
AAA(f)	921	1.726%, 9/15/30	44,830

Moody’s Rating†	Principal Amount (000)	Description	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, I/O, 144A,
AAA(f)	1,732	0.870%, 3/10/39(d)	21,916
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
A1	222	5.250%, 9/25/19	210,434
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	285,992
		Ser. 2005-C5, Class A4,
AAA(f)	1,200	5.100%, 8/15/38	1,023,186
		Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4,
AAA(f)	800	5.609%, 2/15/39(d)	647,219
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(f)	521	7.620%, 6/10/33	534,499
		GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A,
Aaa	3,316	0.593%, 3/10/40(d)	32,289
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2005-C1, Class A2,
AAA(f)	470	4.471%, 5/10/43	471,258
		Ser. 2005-C1, Class A5,
AAA(f)	645	4.697%, 5/10/43	568,780
		Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2,
Aaa	500	5.381%, 3/10/39	469,459
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	426,099
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.344%, 12/15/44(d)	591,773
		Ser. 2006-CB16, Class ASB,
Aaa	700	5.523%, 5/12/45	628,575
		Ser. 2006-LDP6, Class X2, I/O,
Aaa	24,820	0.068%, 4/15/43(d)	82,799
		JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
B1	409	4.140%, 7/25/35(d)	351,645

Moody’s Rating†	Principal Amount (000)	Description	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

		LB-UBS Commercial Mortgage Trust,
		Ser. 2004-C6, Class A5,
AAA(f)	800	4.826%, 8/15/29(d)	708,555
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	471,394
		Lehman Brothers Floating Rate Commercial Mortgage Trust, Ser. 2006-LLFA, Class A1, 144A,
Aaa	22	0.399%, 9/15/21(d)	19,249
		Master Alternative Loans Trust,
		Ser. 2003-8, Class 4A1,
AAA(f)	17	7.000%, 12/25/33	15,836
		Ser. 2004-4, Class 4A1,
Aaa	299	5.000%, 4/25/19	279,665
		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3,
Aaa	400	4.615%, 8/12/39	356,018
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	480	6.104%, 6/12/46	394,468
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(d)	1,237,180
		Morgan Stanley Capital I,
		Ser. 2004-HQ3, Class A2,
Aaa	142	4.050%, 1/13/41	144,122
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	852,181
		Ser. 2007-T27, Class AAB,
AAA(f)	260	5.803%, 6/11/42(d)	241,429
		Ser. 2008-T29, Class A3,
AAA(f)	517	6.458%, 1/11/43(d)	431,530
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
A1	176	4.802%, 2/25/34(d)	132,639
		Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3,
Aaa	500	5.891%, 5/15/43(d)	462,109
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A,
AAA(f)	112	5.000%, 3/25/20	87,726

		Total commercial mortgage backed securities (cost $19,631,076)	17,209,082

Moody’s Rating†	Principal Amount (000)	Description	Value

MORTGAGE BACKED SECURITIES 14.4%

		Federal Home Loan Mortgage Corp.,
	2,014	4.500%, 1/01/19 - 7/01/20	2,078,101
	2,150	5.000%, 7/01/18 - 5/01/34	2,233,434
	475	5.230%, 12/01/35(d)	493,079
	2,781	5.500%, 12/01/33 - 10/01/37	2,879,530
	1,500	5.500%, TBA 30 YR	1,542,657
	606	6.000%, 1/01/34	636,812
	2,000	6.000%, TBA 30 YR(i)	2,086,876
	460	7.000%, 6/01/14 - 11/01/33	497,039
		Federal National Mortgage Association,
	252	4.000%, 5/01/19	256,586
	3,428	4.500%, 11/01/18 - 3/01/34	3,525,227
	1,500	4.500%, TBA 30 YR(i)	1,494,843
	2,537	5.000%, 10/01/18 - 5/01/38	2,602,977
	6,000	5.000%, TBA 30 YR	6,104,687
	6,234	5.500%, 12/01/16 - 2/01/34	6,478,183
	2,057	5.955%, 7/01/37(d)	2,165,453
	5,006	6.000%, 9/01/13 - 8/01/38	5,271,032
	4,000	6.000%, TBA 30 YR(i)	4,180,000
	4,525	6.500%, 5/01/13 - 10/01/37	4,828,429
	88	7.000%, 6/01/32	96,770
	7	7.500%, 9/01/30	7,435
	16	8.000%, 12/01/23	17,412
	13	8.500%, 2/01/28	14,495
		Government National Mortgage Association,
	1,000	4.500%, TBA 30 YR	995,315
	1,000	5.000%, TBA 30 YR(i)	1,019,375
	3,223	5.500%, 7/15/33 - 2/15/36	3,341,913
	1,000	6.000%, TBA 30 YR(i)	1,041,562
	594	6.500%, 9/15/23 - 8/15/32	633,545
	133	7.000%, 6/15/24 - 5/15/31	144,561
	22	7.500%, 4/15/29 - 5/15/31	23,670
	128	8.000%, 8/15/22 - 6/15/25	141,150

		Total mortgage backed securities (cost $55,190,316)	56,832,148

MUNICIPAL BONDS 0.1%

		New Jersey State Turnpike Authority,
A3	65	7.414%, 1/01/40	77,069
		State of California,
Baa1	100	7.550%, 4/01/39(a)	91,392

		Total municipal bonds (cost $166,374)	168,461

Moody’s Rating†	Principal Amount (000)	Description	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES 0.3%

		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2,
CCC(f)	21	1.664%, 10/25/32(d)	1,700
		Amortizing Residential Collateral Trust, Ser. 2002-BC9, Class M1,
Baa3	421	1.964%, 12/25/32(d)	201,522
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Baa2	114	1.964%, 3/25/33(d)	69,621
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa3	360	0.814%, 1/25/35(d)	193,779
		Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3,
A3	131	5.120%, 7/25/35	109,741
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	210	5.700%, 7/25/34	141,487
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Ba3	300	0.834%, 6/25/36(d)	17,380
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	91	0.805%, 1/20/35(d)	48,592
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	85	1.964%, 3/25/34(d)	53,318
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
A2	176	1.589%, 9/25/32(d)	90,833
		Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1,
B3	235	1.214%, 7/25/32(d)	102,826
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
A1	41	4.710%, 3/25/34(d)	18,455
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
A2	240	0.754%, 10/25/35(d)	47,878
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3,
Caa1	300	0.564%, 5/25/36(d)	75,878
		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2	265	1.079%, 2/25/34(d)	150,542

		Total residential mortgage backed securities (cost $2,993,769)	1,323,552

Moody’s Rating†	Principal Amount (000)	Description	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.9%

		Federal Home Loan Bank,
	130	5.000%, 11/17/17	138,335
	435	5.625%, 6/11/21	456,837
		Federal Home Loan Mortgage Corp.,
	60	4.750%, 1/18/11	63,502
	680	5.250%, 4/18/16	752,770
		Federal Home Loan Mortgage Corporation,
	590	3.750%, 3/27/19	579,760
		Federal National Mortgage Association,
	490	5.000%, 3/15/16	533,063
	95	5.375%, 6/12/17	105,992
	280	6.625%, 11/15/30	342,937
		Resolution Funding Corp. Interest Strips,
	330	5.000%, 4/15/18(j)	228,204
		Tennessee Valley Authority,
	280	4.500%, 4/01/18	285,642

		Total U.S. government agency obligations (cost $3,527,889)	3,487,042

U.S. GOVERNMENT TREASURY SECURITIES 2.0%

		United States Treasury Bonds,
	80	3.500%, 2/15/39	69,175
	555	4.250%, 5/15/39	549,361
	960	7.500%, 11/15/24	1,320,150
		United States Treasury Inflation Index,
	6	1.625%, 1/15/15	5,557
	248	2.375%, 1/15/17	259,261
		United States Treasury Notes,
	1,920	1.875%, 6/15/12(a)	1,933,958
	260	2.625%, 6/30/14	260,814
	40	3.125%, 5/15/19	38,688
	380	3.250%, 6/30/16	381,366
		United States Treasury Strips,
	545	3.920%, 2/15/19(j)	376,431
	1,220	4.260%, 5/15/20(h)(j)	771,646
	205	4.340%, 8/15/20(j)	127,732
	415	5.500%, 11/15/20(j)	253,773
	530	5.850%, 11/15/21(j)	307,387
	1,035	7.140%, 8/15/29(a)(j)	420,970
		United States Treasury Strips Discount,
	1,470	3.448%, 5/15/20(a)(k)	927,003

		Total U.S. government treasury securities (cost $8,076,084)	8,003,272

Moody’s Rating†	Principal Amount (000)	Description	Value

U.S. GOVERNMENT TREASURY SECURITIES (continued)

		Total long-term investments (cost $371,905,436)	370,450,761

SHORT-TERM INVESTMENTS - 19.0%

U.S. GOVERNMENT TREASURY SECURITY 0.2%

		United States Treasury Bill(k)
	1,000	0.294%, 12/17/09	998,451

		(cost $998,639)

	Shares

AFFILIATED MUTUAL FUNDS 18.8%

	2,727,443	Dryden Core Investment Fund-Short Term Bond Series (cost $26,922,810)	21,355,882
	52,784,483	Dryden Core Investment Fund-Taxable Money Market Series(l)(m) (cost $52,784,483; includes $33,431,820 of cash collateral for securities on loan)	52,784,483

		Total affiliated mutual funds (cost $79,707,293)	74,140,365

		Total short-term investments (cost $80,705,932)	75,138,816

		Total Investments (n) 112.9% (cost $452,611,368)(o)	445,589,577
		Liabilities in excess of other assets(p) (12.9%)	(51,021,280)

		Net Assets 100.0%	$394,568,297

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	-	Asset-Based Security
HFC	-	Housing Finance Corporation
I/O	-	Interest Only
LLC	-	Limited Liability Corporation
LP	-	Limited Partnership
MTN	-	Medium Term Note
NA	-	National Association

NR	-	Not Rated
SA	-	Special Assessment
Strips	-	Separate trading of registered interest and principal of securities.
TBA	-	To Be Announced
ULC	-	Unlimited Liability Corporation
†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,198,068; cash collateral of $33,431,820 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2009.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Standard and Poor’s Rating.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $880,378. The aggregate value of $783,176 is approximately 0.2% of net assets.
(h)	Security segregated as collateral for futures contracts.
(i)	Principal amount of $9,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Dryden Short-Term Bond Series.
(n)	As of June 30, 2009, 1 security representing $479 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(o)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$455,366,167	$26,064,377	$(35,840,967)	$(9,776,590)

(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
	Long Positions:
75	5-Yr. U.S. T-Notes	Sep-09	$8,617,143	$8,603,906	$(13,237)
24	5-Yr. U.S. T-Notes	Sep-09	2,739,156	2,753,250	14,094
25	S&P 500 Index	Sep-09	5,845,956	5,721,875	(124,081)
6	U.S. Long Bond	Sep-09	701,148	710,156	9,008
7	10-Yr. U.S. T-Notes	Sep-09	801,493	813,859	12,366
63	2-Yr. U.S. T-Notes	Sep-09	13,541,424	13,621,781	80,357

					$(21,493)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/17/2011	$900	1.670%	3 month LIBOR	$(3,200)	$—	$(3,200)
Morgan Stanley Capital Services, Inc.(a)	6/17/2014	750	3.190%	3 month LIBOR	8,769	—	8,769
Morgan Stanley Capital Services, Inc.(a)	6/17/2019	210	4.030%	3 month LIBOR	(4,990)	—	(4,990)

					$579	$—	$579

(a)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):

Citibank, NA	9/20/2012	$700	0.320%	Altria Group, Inc.	$11,793	$—	$11,793
				7.000%, due 11/04/13
Barclays Bank PLC	9/20/2012	700	0.595%	Fortune Brands, Inc.	20,093	—	20,093
				5.375%, due 01/15/16
Deutsche Bank AG	6/20/2013	400	2.000%	International Lease Finance Corp.	82,899	—	82,899
				4.150%, due 01/20/15
Credit Suisse International	6/20/2014	300	2.170%	Black & Decker Corp.	(7,166)	—	(7,166)
				5.750%, due 11/15/16
Deutsche Bank AG	3/20/2014	300	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(40,361)	—	(40,361)
				7.875%, due 05/11/12
Citibank, NA	3/20/2014	200	3.950%	Whirlpool Corp.	(11,281)	—	(11,281)
				7.750%, due 07/15/16
JPMorgan Chase Bank	6/20/2014	240	0.650%	Bunge Ltd. Finance Corp.	15,738	—	15,738
				5.350%, due 04/15/14
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.730%	Tyson Foods, Inc.	2,064	—	2,064
				6.850%, due 04/01/16
Morgan Stanley Capital Services, Inc.	3/20/2018	300	0.700%	Avon Products, Inc.	(6,850)	—	(6,850)
				7.150%, due 11/15/09
Deutsche Bank AG	3/20/2018	1,000	0.990%	Nordstrom, Inc.	72,305	—	72,305
				6.950%, due 03/15/28
Barclays Bank, PLC	3/20/2018	300	1.220%	Computer Sciences Corp.	(14,605)	—	(14,605)
				5.000%, due 02/15/13
Credit Suisse International	6/20/2018	600	0.970%	Verizon Communications, Inc.	(7,380)	—	(7,380)
				4.90%, due 09/15/15
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.970%	Simon Property Group L.P.	40,793	—	40,793
				5.250%, due 12/01/18
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.000%	Newell Rubbermaid, Inc.	11,302	—	11,302
				6.350%, due 07/15/28
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC	(19,328)	—	(19,328)
				6.250%, due 02/15/13
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.450%	Starwood Hotel & Resorts Worldwide, Inc.	55,684	—	55,684
				6.750%, due 05/15/18
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.050%	SLM Corp.	62,223	—	62,223
				5.125%, due 08/27/12

					$267,923	$—	$267,923

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of June 30, 2009 categorized by risk exposure:

Derivative Fair Value at 6/30/2009
Credit contracts	$267,923
Equity contracts	(124,081)
Interest rate contracts	103,167

Total	$247,009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$2,909,190	$—
Commercial Mortgage Backed Securities		17,209,082	—
Common Stocks	236,143,110	479	—
Corporate Bonds	—	44,173,705	—
Municipal Bonds	—	168,461	—
Residential Mortgage Backed Securities	—	1,323,552	—
Mortgage Backed Securities	—	56,832,148	—
Preferred Stock	200,720	—	—
U.S. Government Agency Obligations	—	3,487,042	—
U.S. Government Treasury Securities	—	9,001,723	—
Affiliated Mutual Funds	74,140,365	—	—

	310,484,195	135,105,382	—
Other Financial Instruments*	(21,493)	268,502	—

Total	$310,462,702	$135,373,884	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 9/30/08	$328,394
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(328,394)

Balance as of 6/30/09	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

When-issued securities, delayed delivery securities and forward commitments. A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. Fragment Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.